Note 8 – Commitments and Contingencies (Details Narrative) - Cardio Diagnostics Member During Reverse Merger [Member] - USD ($)		3 Months Ended		9 Months Ended
	Jul. 26, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Apr. 14, 2021
Deposits Assets, Current						$ 250,000	$ 250,000
Other Nonoperating Expense				112,534
[custom:RepaymentOfDepositForAcquisition]	$ 137,466			$ 137,466